Shareholders' Equity - Schedule of Common Stock Warrants (Details) - Commonwealth Edison Co [Member] - shares	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	60,061	60,143
Common Stock [Member]
Class of Warrant or Right [Line Items]
Common Stock Shares Reserved For Warrant Conversion	20,020	20,048